Financial risk management objectives and policies (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other Loans And Borrowings	$ 63,426,963	$ 83,754,535
Trade And Other Payables	7,506,672	5,301,417
Financial Liabilities	70,933,635	89,055,952
Less than 3 Months
Statement [Line Items]
Other Loans And Borrowings	2,106,631	607,679
Trade And Other Payables	7,506,672	5,301,417
Financial Liabilities	9,613,303	5,909,096
3 to 12 Months
Statement [Line Items]
Other Loans And Borrowings	16,079,393	12,666,314
Trade And Other Payables	0	0
Financial Liabilities	16,079,393	12,666,314
More than a Year
Statement [Line Items]
Other Loans And Borrowings	45,240,939	70,480,542
Trade And Other Payables	0	0
Financial Liabilities	$ 45,240,939	$ 70,480,542